Business Acquisition and Goodwill (Details)						1 Months Ended							12 Months Ended
	Apr. 01, 2023 USD ($)	Mar. 14, 2023 CNY (¥)	Dec. 23, 2022 shares	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 01, 2023	Jun. 30, 2021
Business Acquisition and Goodwill [Line Items]
Revenue (in Dollars)													$ 59,794,661	$ 82,249,571			$ 68,600,378
Net loss (in Dollars)													$ (83,084,079)	(6,699,611)			(12,620,130)
Conversion ratio			0.7807324										0.7807324
Ordinary shares issued (in Shares) | shares			80,519,969						360,926	360,926
Reverse stock split	1-5												1-5
Warrants (in Shares) | shares													17,964,879
Agreed purchase price (in Dollars)													$ 30,000,000
Ownership percentage											51.00%	51.00%
Shareholder unpaid capital (in Yuan Renminbi) | ¥																		¥ 5,100,000
Payable arising from business combinations (in Dollars)														$ 413,088			137,042
Cash consideration								$ 247,688
Warrant [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares			3,592,980
Reverse stock split			1-for-5
Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest agreed to transfer			3.21%
Maximum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	1					1		1	1	1						1			1
Minimum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	0.141					0.14		0.14	0.146	0.146						0.145			0.141
Wuhan BaiJiaYun [Member]
Business Acquisition and Goodwill [Line Items]
Revenues (in Dollars)													1,926,137
Net loss (in Dollars)													535,534
Acquisition of BaiJiaYi [Member]
Business Acquisition and Goodwill [Line Items]
Revenues (in Dollars)
Net loss (in Dollars)													2,360
Xinjiang BaiJiaYun Technology Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Total purchase consideration | ¥		¥ 5,100,000
Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Payable arising from business combinations (in Dollars)													15,136
Business Combination [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest			96.79%	17.62%	17.62%
Total purchase consideration											$ 830,324
Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Total purchase consideration				$ 830,324	¥ 5,286,676
Cash payment (in Dollars)											568,622
Effective settlement of pre-existing receivable from other shareholders (in Dollars)											124,660
Liabilities (in Dollars)											$ 137,042
Revenue (in Dollars)																	363,248
Net loss (in Dollars)																	$ 67,901
Conversion ratio			0.7807324
BJY’s [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares			16,103,995
Reverse Acquisition of Fuwei [Member]
Business Acquisition and Goodwill [Line Items]
Total purchase consideration																$ 27,106,447
Costs to sell (in Dollars)																$ 520,000
Reverse Acquisition of Fuwei [Member] | Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest agreed to transfer																3.21%
Aoji Holdings Co., Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Costs to sell (in Dollars)													520,000
Xinjiang ZhongWang Technology Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest											51.00%	51.00%
Total purchase consideration											$ 743,000	¥ 5,100,000
Xinjiang BaiJiaYun Technology Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Revenue (in Dollars)													198,871
Net loss (in Dollars)													$ 8,456
Wuhan Qiyun Shilian Technology Co., Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest														85.00%	85.00%
Equity interest																	15.00%	15.00%		15.00%
Total purchase consideration														$ 70,000	¥ 500,000
Revenue (in Dollars)														51,241
Wuhan Qiyunshilian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Net loss (in Dollars)														1,580
Payable arising from business combinations (in Dollars)														$ 68,953
Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest									100.00%	100.00%
Total purchase consideration	$ 14,350,223
Cash consideration	$ 472,618
Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Equity interest								100.00%
Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Equity interest						51.00%
Cash consideration
Beijing Deran Technology Co Ltd [Member] | Maximum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate				1	1
Beijing Deran Technology Co Ltd [Member] | Minimum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate				0.157	0.157
Beijing Deran Technology Co Ltd [Member] | Business Combination [Member]
Business Acquisition and Goodwill [Line Items]
Income (Loss) from Equity Method Investments (in Dollars)																	$ 203,473
Variable Interest Entity, Primary Beneficiary [Member] | Business Combination [Member] | Developed Technology Rights [Member]
Business Acquisition and Goodwill [Line Items]
Equity interest				33.38%	33.38%
Class A Ordinary Shares [Member]
Business Acquisition and Goodwill [Line Items]
Reverse stock split			1-for-5
Class A Ordinary Shares [Member] | BJY’s [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares			25,936,012
Class A Ordinary Shares [Member] | Reverse Acquisition of Fuwei [Member]
Business Acquisition and Goodwill [Line Items]
Warrants (in Shares) | shares			17,964,879
Class A Ordinary Shares [Member] | Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares									1,804,630	1,804,630
Cash consideration									$ 473,000	¥ 3,245,750
Class B Ordinary Shares [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares			5,187,203
Reverse stock split			1-for-5
Class B Ordinary Shares [Member] | BJY’s [Member]
Business Acquisition and Goodwill [Line Items]
Ordinary shares issued (in Shares) | shares			54,583,957